PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	$ 2,833	$ 2,508
Less accumulated depreciation	(1,430)	(1,196)
Property, plant and equipment, net	1,403	1,312
Depreciation expense	168	193	$ 210
Land
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	84	78
Buildings
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	687	600
Machinery and equipment
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	1,436	1,214
Other equipment and leasehold improvements
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	358	278
Equipment on operating lease
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	42	42
Construction in progress
Property, plant and equipment [Line Items]
Property, plant and equipment, gross	$ 226	$ 296